CERTIFICATION

        Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger & Berman Equity Trust (1933 Act File No. 33-64368; 1940 Act File No. 811-7784) ("Registrant") hereby certifies (a) that the form of the Prospectus used with respect to Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust, Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust, and Neuberger & Berman Partners Trust, the form of Prospectus used with respect to Neuberger & Berman Guardian Trust (alone), and the form of Prospectus used with respect to Neuberger & Berman NYCDC Socially Responsive Trust (each of the above listed series is a series of the Registrant) do not differ from those contained in Post-Effective Amendment No. 13 ("Amendment No. 13") to the Registrant's Registration Statement and (b) that Amendment No. 13 was filed electronically.





Dated:  December 22, 1997                   By:    /S/CLAUDIA A. BRANDON
                                                   ---------------------
                                                   Claudia A. Brandon
                                                   Secretary